REVENUE AND EXPENSES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	€ 210,407	€ 200,704	€ 161,647
Online sports betting [Member]
IfrsStatementLineItems [Line Items]
Total	78,866	83,408	72,176
Online casino wagering [Member]
IfrsStatementLineItems [Line Items]
Total	131,007	117,245	89,461
Others [Member]
IfrsStatementLineItems [Line Items]
Total	€ 534	€ 51	€ 10